Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.32

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2025110667	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	1008 indicates loan was AUS approved (pg XXX); XXX XXX run through XXX as notated on 1008 (pg XXX) and file contains AUS/DU XXX. Per guidelines, Manual Underwrite is required and AUS decisioning is not utilized. AUS/DU findings must be run at XXX regardless of manual underwrite.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTi of XXX%.;	XXX XXX - Recd updated 1008 reflecting manual underwriting.	XXX - Recd updated 1008 reflecting manual underwriting.	XXX	C	A	C	A	C	A	C	A	C	A
2025110668	XXX	XXX	XXX	Credit	Missing Sufficient Evidence of Insurance	XXX	1	Closed	HOI Policy (pg XXX) does not list the borrower as the insured or reflect the address of the insured property. Invoice (pg XXX) does reflect the Insured's name of the borrowers.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTI of XXX%.;	XXX see attached	XXX HOI Policy reflecting the borrower as the insured and the subject property address received.	XXX	C	A	C	A	C	A	C	A	C	A
2025110668	XXX	XXX	XXX	Property	Appraisal is Incomplete	XXX	1	Closed	Missing updated appraisal reflecting the final sales price of $XXX. Per addendum to sales contract the sales price was reduced to $XXX from $XXX, page XXX.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTI of XXX%.;	XXX If having a revised appraisal with the lower amount is required per policy. Please provide snip it of the policy.

An appraiser is not obligated to update the sales price if it's lower than original sales contract they previously reviewed .

												Additionally, the original sales contract and revised sales contract are both under the appraised value of $XXX, and an Appraiser's primary role is to determine the fair market value of the property, and they base this valuation on comparable sales and market conditions, not on the agreed-upon sales price between the buyer and seller.	XXX Agree with lender response. Cleared, TPR Error.	XXX	C	A	C	A	C	A	C	A	C	A
2025110669	XXX	XXX	XXX	Property	Non-Warrantable XXX	XXX	1	Acknowledged	Project has XXX on Roofs Insurance not allowed by XXX because they require full coverage and do not accept XXX insurance - Investor Exception page XXX.		Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTI of XXX%.;		Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B